SCHEDULE OF OPERATING SEGMENTS (Details) (Parenthetical)	12 Months Ended
Dec. 31, 2022
Precision metal parts [member]
IfrsStatementLineItems [Line Items]
Percentage of revenue	40.00%
Advanced engineering [member]
IfrsStatementLineItems [Line Items]
Percentage of revenue	10.00%